Fair Value (Changes In Fair Value Of Assets Measured Using Significant Unobservable Inputs) (Details) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Beginning Balance	$ 92,723	$ 91,926
Realized in earnings	6,260	90
Unrealized in other comprehensive income	(2,525)	4,651
Purchases, sales, issuances, and settlements, net	(30,899)	(7,227)
Transfers into Level 3	0	3,283
Ending Balance	65,559	92,723
Auction Rate Securities [Member]
Beginning Balance	68,814	73,654
Realized in earnings	16	16
Unrealized in other comprehensive income	1,901	269
Purchases, sales, issuances, and settlements, net	(18,925)	(5,125)
Transfers into Level 3	0	0
Ending Balance	51,806	68,814
Privates And Venture Capital [Member]
Beginning Balance	23,909	18,272
Realized in earnings	6,244	74
Unrealized in other comprehensive income	(4,426)	4,382
Purchases, sales, issuances, and settlements, net	(11,974)	(2,102)
Transfers into Level 3	0	3,283
Ending Balance	$ 13,753	$ 23,909